Grants and other liabilities (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2018 USD ($) Type	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Oct. 02, 2013 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 1,167,773		$ 1,225,877
Other Liabilities	485,678		410,183
Grant and other non-current liabilities	$ 1,653,451		1,636,060
Number of grant types | Type	2
Income from grants	$ 44,577	$ 44,827
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	44,500	$ 44,700
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	747,000		771,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	419,000		452,000
Liberty Interactive Corporation [Member]
Grants and other liabilities [Abstract]
Grant and other non-current liabilities	369,000		$ 352,000
Class A membership investment				$ 300,000
Finance lease liabilities	$ 56,000